Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2015
Entity Registrant Name	dei_EntityRegistrantName	OBERWEIS FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000803020
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 29, 2016
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2016
Prospectus Date	rr_ProspectusDate	May 01, 2016
Oberweis Emerging Growth Fund (Prospectus Summary) | Oberweis Emerging Growth Fund | Oberweis Emerging Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OBEGX
Oberweis Micro-Cap Fund (Prospetus Summary) | Oberweis Micro-Cap Fund | Oberweis Micro-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OBMCX
Oberweis Small-Cap Opportunities Fund (Prospectus Summary) | Oberweis Small-Cap Opportunities Fund | Oberweis Small-Cap Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OBSOX
Oberweis International Opportunities Fund (Prospectus Summary) | Oberweis International Opportunities Fund | Oberweis International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OBIOX
Oberweis China Opportunities Fund (Prospectus Summary) | Oberweis China Opportunities Fund | Oberweis China Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OBCHX
Oberweis International Opportunities Institutional Fund (Prospectus Summary) | Oberweis International Opportunities Institutional Fund | Oberweis International Opportunities Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OBIIX